Stock-Based Compensation and Employee Benefits - Additional Information (Details) - Employee Severance [Member] $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation includes restructuring charges	$ 1.5
Forfeiture credit	$ 0.5